FINANCIAL INSTRUMENTS - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments [Abstract]
Cash and cash equivalents	$ 148.9	$ 97.4	$ 119.9
Trade and other receivables	38.6	36.6
Derivative related assets (Note 19)	9.3	4.9
Maximum exposure to credit risk	$ 196.8	$ 138.9